Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Foreign Activities Disclosure [Line Items]
Cash and due from banks		¥ 33,283,032	¥ 33,924,340
Interest-earning deposits in other banks		45,266,680	40,646,920
Cash, due from banks and interest-earning deposits in other banks		78,549,712	74,571,260	¥ 75,858,049
Trading account assets		47,504,058	40,576,618
Investment securities		43,751,242	44,938,004
Loans—net of unearned income, unamortized premiums and deferred loan fees	[1]	118,186,739	116,883,941
Deposits		203,954,528	199,280,789
Funds borrowed:
Call money, funds purchased		3,668,922	2,450,320
Payables under repurchase agreements		31,849,915	25,224,632
Payables under securities lending transactions		1,016,874	913,087
Other short-term borrowings		16,055,482	6,731,073
Long-term debt		27,926,763	27,990,543
Trading account liabilities		14,767,433	13,009,492
Foreign [Member]
Foreign Activities Disclosure [Line Items]
Cash and due from banks		971,870	828,839
Interest-earning deposits in other banks		12,662,558	8,453,191
Cash, due from banks and interest-earning deposits in other banks		13,634,428	9,282,030
Trading account assets		31,374,451	26,991,984
Investment securities		9,040,512	8,779,340
Loans—net of unearned income, unamortized premiums and deferred loan fees		53,079,542	51,678,674
Deposits		49,291,478	49,044,234
Funds borrowed:
Call money, funds purchased		276,040	67,246
Payables under repurchase agreements		13,476,026	9,459,547
Payables under securities lending transactions		176,998	47,886
Other short-term borrowings		4,733,138	5,107,832
Long-term debt		2,733,242	2,697,463
Total		21,395,444	17,379,974
Trading account liabilities		¥ 6,575,570	¥ 3,897,844

[1]	The above table includes loans held for sale of ¥291,794 million and ¥344,790 million at March 31, 2019 and 2020, respectively.